INVESTMENT PROPERTIES - Sensitivity (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Discount rate
Investment Properties:
Fair value at +50 basis points	$ 8,955,433
Fair value at +25 basis points	9,124,264
Fair value at base rate	9,297,137
Fair value at -25 basis points	9,474,163
Fair value at -50 basis points	9,655,453
Change in fair value at +50 basis points	(341,704)
Change in fair value at +25 basis points	(172,873)
Change in fair value at -25 basis points	177,026
Change in fair value at -50 basis points	358,316
Terminal capitalization rate
Investment Properties:
Fair value at +50 basis points	8,867,084
Fair value at +25 basis points	9,073,316
Fair value at base rate	9,297,137
Fair value at -25 basis points	9,540,953
Fair value at -50 basis points	9,807,644
Change in fair value at +50 basis points	(430,053)
Change in fair value at +25 basis points	(223,821)
Change in fair value at -25 basis points	243,816
Change in fair value at -50 basis points	$ 510,507